Long-Term Debt (Narrative) (Detail) - USD ($)								3 Months Ended								12 Months Ended
	May. 06, 2015	Apr. 17, 2015	Dec. 15, 2014	May. 16, 2014	Nov. 26, 2013	Oct. 05, 2012	Jul. 02, 2012	Jun. 30, 2015		Mar. 31, 2015	[1],[2],[3],[4]	Dec. 31, 2014		Dec. 31, 2013	[5],[6],[7],[8]	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013	Mar. 09, 2015	Jan. 23, 2015	Aug. 13, 2012
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ (65,000,000)	$ (8,500,000)	[1],[2]	$ (54,900,000)		$ (30,900,000)	[1],[2]	$ (1,900,000)		$ (94,300,000)	[1],[2]	$ (1,900,000)	[5],[6]	$ (77,300,000)
Payment of early redemption fees on debt extinguished																62,600,000				72,100,000
Write-off of unamortized debt issuance costs							17,000,000
Debt issuance cost																99,300,000
Proceeds from debt																1,787,300,000		423,600,000		3,189,300,000
Redemption of notes																1,288,500,000		18,000,000		1,058,600,000
Redemption premium																23,800,000
Outstanding letters of credit								9,200,000								9,200,000
Debt obligations								3,752,400,000								3,752,400,000		3,260,800,000
Outstanding letters of credit								9,200,000								9,200,000
Unamortized debt issuance cost								71,000,000								71,000,000		89,400,000
Accumulated amortization								28,300,000								28,300,000		25,400,000
Unamortized debt issuance related interest																$ 13,900,000		13,900,000		11,500,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Notional amount of derivative																							$ 750,000,000
Derivative, maturity date																Jun. 30, 2017
Derivative, fixed interest rate																							1.67%
Derivative, floor rate																							1.25%
Change in fair value of interest rate swap																$ 2,100,000		4,600,000		2,600,000
Interest Rate Derivative Liabilities, at Fair Value								4,100,000								4,100,000		$ 2,000,000
Early Redemption Fees [Member]
Debt Instrument [Line Items]
Payment of early redemption fees on debt extinguished							39,800,000
Second Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt																(900,000)
Debt issuance cost																15,300,000
Fourth Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt																(1,100,000)
Debt issuance cost																15,000,000
Second And Fourth Amendment [Member]
Debt Instrument [Line Items]
Payment of early redemption fees on debt extinguished																				12,200,000
Fifth Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt												(1,900,000)
Debt issuance cost												1,500,000
6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Proceeds from debt																$ 1,437,300,000
January Notes Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						$ 700,000,000
March Notes Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																					$ 730,000,000
Debt Instrument Issuance At Premium Price Percentage																1.00%
Premium on debt being accreted								$ 7,300,000								$ 7,300,000
Seventh Amendment [Member]
Debt Instrument [Line Items]
Outstanding letters of credit		$ 30,000,000
Outstanding letters of credit increased		50,000,000
Revolver [Member]
Debt Instrument [Line Items]
Percentage of excess revolver committed to debt payments																35.00%
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							1,620,000,000
Senior Secured Term Loan Facility [Member] | Sixth Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 2,015,900,000
Discount on debt				1,400,000
Debt issuance cost				3,200,000
Proceeds from debt				$ 275,000,000
Increase in price, percentage				99.50%
Senior Secured Term Loan Facility [Member] | Sixth Amendment [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate				3.00%
Senior Secured Term Loan Facility [Member] | Sixth Amendment [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolver interest rate				1.00%
Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate																3.50%
Term Loan Facility [Member] | Second Amendment [Member]
Debt Instrument [Line Items]
Floor rate						5.25%
Interest rate decrease (basis point)						(1.875%)
Call premiums																$ 16,200,000
Term Loan Facility [Member] | Second Amendment [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate						4.00%
Term Loan Facility [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)						(0.50%)
Call premiums																$ 16,100,000
Term Loan Facility [Member] | Fourth Amendment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)						(0.25%)
Original Revolver [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Interest rate								4.50%								4.50%
Original Revolver [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)						(0.50%)
Original Revolver [Member] | Fourth Amendment [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate																3.00%
Standby Letter Of Credit [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																0.25%
2020 Secured Notes [Member] | Revolver [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 750,000,000
Interest rate							8.125%
Maturity date							2020
2020 Unsecured Notes [Member] | 8.125% Senior First Priority Notes due 2020 [Member] | Second Note Redemption [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																105.063%
2020 Unsecured Notes [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 500,000,000
Interest rate							10.125%
Maturity date							2020
Credit Agreement [Member]
Debt Instrument [Line Items]
Percentage of effective interest rate								3.75%								3.75%
Credit Agreement [Member] | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity							$ 250,000,000
Credit Agreement [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)					(0.50%)
Credit Agreement [Member] | Revolver [Member]
Debt Instrument [Line Items]
Percentage of effective interest rate								3.00%								3.00%
Term Loan Facility due 2021 [Member]
Debt Instrument [Line Items]
Maturity date																2021		2021
Discount on debt							30,000,000	$ 19,800,000								$ 19,800,000		$ 20,600,000
Payment towards principal																$ 5,100,000
Percentage of excess cash flows committed to debt payments																50.00%
Line of credit facility maturity date																Jul. 31, 2019
Write-off of unamortized debt issuance costs							(8,200,000)
Debt obligations								$ 1,646,800,000								$ 1,646,800,000		$ 2,010,800,000
Term Loan Facility due 2021 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate																2.75%
Term Loan Facility due 2021 [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,749,800,000
Payment of early redemption fees on debt extinguished												(1,000,000)
Write-off of unamortized debt issuance costs												$ (900,000)
Proceeds from debt					$ 150,000,000
Term Loan Facility due 2021 [Member] | Fifth Amendment [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolver interest rate					1.00%
Term Loan Facility due 2021 [Member] | Fifth Amendment [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolver interest rate					3.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Redemption of notes			$ 75,000,000
Secured Debt [Member] | December 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			108.125%
Secured Debt [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate								8.125%								8.125%		8.125%
Maturity date																2020		2020
Redemption of notes																$ 675,000,000
Redemption premium																$ 38,800,000
Debt obligations																		$ 750,000,000
Secured Debt [Member] | 8.125% Senior First Priority Notes due 2020 [Member] | Second Note Redemption [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																105.75%
Secured Debt [Member] | Revolver [Member]
Debt Instrument [Line Items]
Outstanding letters of credit								$ 0								$ 0
Available borrowing capacity								440,800,000								$ 440,800,000
Debt instrument, maturity date																Jan. 31, 2020
Secured Debt [Member] | Revolver [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																0.25%
Secured Debt [Member] | Revolver [Member] | Maximum [Member]
Debt Instrument [Line Items]
Unused commitment, percentage																0.375%
Secured Debt [Member] | Revolver [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolver interest rate																2.00%
Secured Debt [Member] | Revolver [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolver interest rate																3.00%
Secured Debt [Member] | Revolver [Member] | Fourth Amendment [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate					2.75%
Secured Debt [Member] | Revolver [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease (basis point)					(0.25%)
Secured Debt [Member] | Revolver [Member] | Seventh Amendment [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 200,000,000					$ 450,000,000
Line of credit facility maturity date		Jul. 02, 2020
Unsecured Debt [Member]
Debt Instrument [Line Items]
Redemption of notes			$ 174,400,000
Premium on debt being accreted								$ 7,100,000								$ 7,100,000
Unsecured Debt [Member] | December 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			110.125%
Unsecured Debt [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate								10.125%								10.125%		10.125%
Maturity date																2020		2020
Debt obligations								$ 325,600,000								$ 325,600,000		$ 500,000,000
Secured debt ratio								4.50								4.50
Total indebtedness ratio								525.00%								525.00%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate								6.00%								6.00%		6.00%			6.00%
Maturity date																2023		2023
Line of credit facility maturity date																Apr. 01, 2023
Debt obligations								$ 1,430,000,000								$ 1,430,000,000
Secured debt ratio								4.50								4.50
Total indebtedness ratio								600.00%								600.00%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member] | December 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																100.00%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member] | Second Note Redemption [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage																104.50%
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000,000
Interest rate								6.375%								6.375%		6.375%
Maturity date																2025		2025
Line of credit facility maturity date	May 15, 2025
Loss on extinguishment of debt	$ (8,400,000)
Revolver interest rate	6.375%
Debt obligations	$ 344,500,000							$ 350,000,000								$ 350,000,000
Secured debt ratio								4.50								4.50
Total indebtedness ratio								600.00%								600.00%
Term Loan Facility [Member] | Amendment and Restatement Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate	2.75%
Interest rate decrease (basis point)	(0.25%)
Term Loan Facility [Member] | Amendment and Restatement Agreement [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolver interest rate	1.00%
Unamortized Debt Discount
Debt Instrument [Line Items]
Loss on extinguishment of debt																$ (23,200,000)		$ (700,000)		$ (42,300,000)

[1]	The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8— Long-Term Debt.
[2]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[3]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[4]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[5]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8— Long-Term Debt.
[6]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[7]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.